Summary of Significant Accounting Policies (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Accounts receivable	$ 2,244,861	$ 1,509,736	$ 119
Allowance for doubtful accounts	2,076,420	1,380,902
Accounts receivable, net	$ 168,441	$ 128,834	$ 119